Finance income and expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Finance income [Abstract]
Finance income on cash, cash equivalents and other financial assets	$ 332	$ 1,292
Gain on cash equivalents and other financial assets at fair value through profit and loss ("FVTPL")	1,528	745
Interest income under effective interest rate method at fair value through other comprehensive income ("FVOCI")	334	722
Finance income	2,194	2,759
Finance expense [Abstract]
Finance expense on investments	(78)	(168)
Finance expense on lease liability	(6)	(10)
Finance expense	$ (84)	$ (178)